Bank loans - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bank loans
Loan balance	$ 0	$ 0
Proceeds from bank loans	0	49,000,000	$ 0
Amount of prepaid	$ 0	$ 49,000,000	$ 50,000,000